NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
NATURE OF OPERATIONS [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Canwealth Minerals Corporation (the "Company") was organized on February 1, 2006 under the laws of the Canada Business Corporations Act.

Canwealth's mission is to explore and develop the mining claims it has registered in various areas of Northern Quebec, which based on assay reports of preliminary surface samples taken from these sites, has shown to contain traces of various elements such as gold, silver, copper, rare earth elements and other such minerals.

The Company, when presented with the opportunity to do so, will seek to register additional land claims in other regions of Quebec, however it is not limited to only that region of North America, or any other area where opportunities may present themselves.  Upon entering into agreements to acquire concessions, the Company will market the properties to mining companies and other interested parties.

The Company's fiscal year end is December 31.

The Company is in the exploratory stage as defined by Accounting Standards Codification subtopic 915-10   Development Stage Entities  ("ASC 915-10") with its efforts principally devoted to developing a platform of prime quality energy assets. To date, the Company has incurred expenses and has sustained losses. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise. For the period from inception through June 30, 2013, the Company has accumulated deficit during exploratory stage of $250,613. The Company also owns as of June 30, 2013, mining equipment with an associated cost of $46,626 and mining claims at a cost of $12,685.

NOTE 1 - NATURE OF OPERATIONS

Canwealth Minerals Corporation was organized on February 1, 2006 under the laws of the Canada Business Corporations Act.

Canwealth's mission is to explore and develop the mining claims it has registered in various areas of Northern Quebec, which based on assay reports of preliminary surface samples taken from these sites, has shown to contain traces of various elements such as gold, silver, copper, rare earth elements and other such minerals.

The Company, when presented with the opportunity to do so, will seek to register additional land claims in other regions of Quebec, however it is not limited to only that region of North America, or any other area where opportunities may present themselves.  Upon entering into agreements to acquire concessions, the Company will market the properties to mining companies and other interested parties.

The Company's year-end is December 31.

The Company is in the exploratory stage as defined by Accounting Standards Codification subtopic 915-10 Development stage Entities ("ASC 915-10") with its efforts principally devoted to developing a platform of prime quality energy assets. To date, the Company has incurred expenses and has sustained losses. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise. For the period from inception through December 31, 2012, the Company has accumulated losses of $200,787. The Company also owns, as of December 31, 2012, mining equipment with an associated cost of $51,960 and mining claims at a cost of $13,138.